Schedule of earnings per share, basic and diluted (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net loss per share* (Note 16)
Net loss for the period attributable to shareholders		$ (3,187,380)	$ (3,383,806)	$ (15,602,792)
Weighted-average number of ordinary shares, basic	[1]	634,081	173,485	143,716
Net loss per share attributable to shareholders, basic	[1]	$ (5.03)	$ (19.50)	$ (108.57)

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 23, 2025 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on September 25, 2025). Retroactively restated to give effect to a share consolidation at a ratio of 1:6 ordinary shares effective on June 22, 2026 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on June 29, 2026).